Consolidated Statement of Cash Flows (Parenthetical) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Oct. 31, 2025
Statement of cash flows [abstract]
Cash and cash equivalents acquired as part of the acquisitions	$ 13	$ 13
Restricted cash and cash equivalents	$ 58	$ 58	$ 108